Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,256,000
Previously Paid Amount	0.00
Total Fee Amount	449.65
Total Offset Amount	0.00
Net Fee	449.65
Narrative - Max Aggregate Offering Price	$ 3,256,000
Final Prospectus	true